Real Estate Investments, Net (Summary of Amortization and Accretion Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Accretion of above- and below-market leases, net	$ (80)	$ (4)	$ 255
Depreciation and Amortization Expense | In-place leases and other intangible assets
Finite-Lived Intangible Assets [Line Items]
Amortization/accretion of market least intangibles	15,121	15,559	18,851
Rental Income | Above- and below-market leases, net
Finite-Lived Intangible Assets [Line Items]
Accretion of above- and below-market leases, net	(257)	(247)	(39)
Property Operating and Maintenance Expense | Above-market ground leases
Finite-Lived Intangible Assets [Line Items]
Amortization/accretion of market least intangibles	$ 178	$ 86	$ 147